KEY MANAGEMENT PERSONNEL - Schedule of detailed information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries and Benefits	$ 1,476	$ 849
Consultancy	270	44
Stock-based Compensation	2,412	947
Compensation Expenses Related To Management	$ 4,158	$ 1,840